Financial Instruments - Summary of Changes of the Liabilities from Financing Activities Classified as Cash Effective and Non-cash Effective (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Changes of the Liabilities from Financing activities Classified as Cash Effective andNoncashEffective [Line Items]
Liabilities from financing activities at beginning of period	€ 34,395	€ 31,477
Cash effective	(2,012)	(3,850)
Non-cash effective	(14,450)	6,768
Liabilities from financing activities at end of period	17,933	34,395
Liabilities for warrants [Member]
Disclosure Of Detailed Information About Changes of the Liabilities from Financing activities Classified as Cash Effective andNoncashEffective [Line Items]
Liabilities from financing activities at beginning of period	18,993	16,914
Cash effective	0	0
Non-cash effective	(17,263)	2,079
Liabilities from financing activities at end of period	1,730	18,993
Lease liabilities [Member]
Disclosure Of Detailed Information About Changes of the Liabilities from Financing activities Classified as Cash Effective andNoncashEffective [Line Items]
Liabilities from financing activities at beginning of period	15,402	14,563
Cash effective	(2,012)	(3,850)
Non-cash effective	2,813	4,689
Liabilities from financing activities at end of period	€ 16,203	€ 15,402